Employee benefits (Tables)	12 Months Ended
Dec. 31, 2021
Employee benefits
Schedule Of Allocation Of Plan Assets
	Minimum allotment	Maximum allotment	2021	2020
Equity	0%	70%	30%	38%
Debt securities	0%	100%	67%	60%
Popular related securities	0%	5%	2%	1%
Cash and cash equivalents	0%	100%	1%	1%
	2021					2020
(In thousands)	Level 1	Level 2	Level 3	Measured at NAV	Total	Level 1	Level 2	Level 3	Measured at NAV	Total
Obligations of the U.S. Government, its agencies, states and political subdivisions	$-	$9,259	$-	$188,377	$197,636	$-	$187,065	$-	$7,377	$194,442
Corporate bonds and debentures	-	375,875	-	8,485	384,360	-	326,344	-	8,180	334,524
Equity securities - Common Stocks	41,414	-	-	-	41,414	101,081	-	-	-	101,081
Equity securities - ETF's	111,365	25,446	-	-	136,811	94,009	38,229	-	-	132,238
Foreign commingled trust funds	-	-	-	82,912	82,912	-	-	-	98,431	98,431
Mutual fund	-	5,262	-	-	5,262	-	4,526	-	-	4,526
Private equity investments	-	-	56	-	56	-	-	70	-	70
Cash and cash equivalents	7,523	-	-	-	7,523	9,626	-	-	-	9,626
Accrued investment income	-	-	4,510	-	4,510	-	-	3,847	-	3,847
Total assets	$160,302	$415,842	$4,566	$279,774	$860,484	$204,716	$556,164	$3,917	$113,988	$878,785

Schedule of changes in plan assets
(In thousands)	2021	2020
Balance at beginning of year	$3,917	$4,670
Purchases, sales, issuance and settlements (net)	649	(753)
Balance at end of year	$4,566	$3,917

Schedule Of Information Popular Inc Shares Of Common Stock Held By The Plans
(In thousands, except number of shares information)	2021	2020
Shares of Popular, Inc. common stock	167,182	162,936
Fair value of shares of Popular, Inc. common stock	$13,716	$9,177
Dividends paid on shares of Popular, Inc. common stock held by the plan	$280	$238

Components of Net Periodic Pension/Postretirement Benefit Cost
	Pension Plans			OPEB Plan
(In thousands)	2021	2020	2019	2021	2020	2019
Personnel costs:
Service cost	$-	$-	$-	$642	$713	$759
Other operating expenses:
Interest cost	15,993	23,389	28,439	3,573	4,913	5,955
Expected return on plan assets	(38,679)	(38,104)	(32,388)	-	-	-
Recognized net actuarial loss	18,876	20,880	23,508	1,873	567	-
Net periodic benefit cost	$(3,810)	$6,165	$19,559	$6,088	$6,193	$6,714
Total benefit cost	$(3,810)	$6,165	$19,559	$6,088	$6,193	$6,714

Schedule Of Aggregate Status Of The Plans And The Amounts Recognized In The Consolidated Financial Statements
	Pension Plans		OPEB Plan
(In thousands)	2021	2020	2021	2020
Change in benefit obligation:
Benefit obligation at beginning of year	$914,353	$852,551	$179,210	$168,681
Service cost	-	-	642	713
Interest cost	15,993	23,389	3,573	4,913
Actuarial (gain)/loss[1]	(34,297)	83,277	(17,286)	11,247
Benefits paid	(44,578)	(44,864)	(6,181)	(6,344)
Benefit obligation at end of year	$851,471	$914,353	$159,958	$179,210
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$878,785	$799,935	$-	$-
Actual return on plan assets	26,049	123,484	-	-
Employer contributions	228	230	6,181	6,344
Benefits paid	(44,578)	(44,864)	(6,181)	(6,344)
Fair value of plan assets at end of year	$860,484	$878,785	$-	$-
Funded status of the plan:
Benefit obligation at end of year	$(851,471)	$(914,353)	$(159,958)	$(179,210)
Fair value of plan assets at end of year	860,484	878,785	-	-
Funded status at year end	$9,013	$(35,568)	$(159,958)	$(179,210)
Amounts recognized in accumulated other comprehensive loss:
Net loss	225,356	265,899	12,993	32,152
Accumulated other comprehensive loss (AOCL)	$225,356	$265,899	$12,993	$32,152
Reconciliation of net (liabilities) assets:
Net liabilities at beginning of year	$(35,568)	$(52,616)	$(179,210)	$(168,681)
Amount recognized in AOCL at beginning of year, pre-tax	265,899	288,882	32,152	21,472
Amount prepaid at beginning of year	230,331	236,266	(147,058)	(147,209)
Net periodic benefit cost	3,810	(6,165)	(6,088)	(6,193)
Contributions	228	230	6,181	6,344
Amount prepaid at end of year	234,369	230,331	(146,965)	(147,058)
Amount recognized in AOCL	(225,356)	(265,899)	(12,993)	(32,152)
Net asset/(liabilities) at end of year	$9,013	$(35,568)	$(159,958)	$(179,210)
[1]

For 2021, significant components of the Pension Plans actuarial gain that changed the benefit obligation were mainly related to an increase in the single weighted-average discount rates partially offset by a lower return on the fair value of plan assets. For OPEB Plans significant components of the actuarial gain that change the benefit obligation were mainly related to an increase in discount rates and the per capita claim assumption at year-end which was lower than expected. The per capita claim methodology for the fully insured Medicare Advantage plans changed from age-based per capita cost to cost that do not vary by age. For 2020, significant components of the Pension Plans actuarial loss that changed the benefit obligation were mainly related to a decrease in discount rates partially offset by a greater return on the fair value of plan assets. For OPEB Plans significant components of the actuarial loss that change the benefit obligation were mainly related to a decrease in discount rates partially offset by the per capita claim assumption at year-end which was lower than expected and the healthcare trend rate assumption which was updated at year-end.

Schedule of defined benefit plan amount recognized in other comprehensive income loss
(In thousands)	Pension Plans		OPEB Plan
	2021	2020	2021	2020
Accumulated other comprehensive loss at beginning of year	$265,899	$288,882	$32,152	$21,472
Increase (decrease) in AOCL:
Recognized during the year:
Amortization of actuarial losses	(18,876)	(20,880)	(1,873)	(567)
Occurring during the year:
Net actuarial (gains)/losses	(21,667)	(2,103)	(17,286)	11,247
Total (decrease) increase in AOCL	(40,543)	(22,983)	(19,159)	10,680
Accumulated other comprehensive loss at end of year	$225,356	$265,899	$12,993	$32,152

Schedule of Assumptions Used
	Pension Plans			OPEB Plan
Weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:	2021	2020	2019	2021	2020	2019
Discount rate for benefit obligation	2.41 - 2.48%	3.22 - 3.27%	4.20 - 4.23%	2.65%	3.38%	4.30%
Discount rate for service cost	N/A	N/A	N/A	3.09%	3.72%	4.49%
Discount rate for interest cost	1.76 - 1.80%	2.81 - 2.83%	3.87 - 3.90%	2.03%	2.98%	3.99%
Expected return on plan assets	4.60 - 5.50%	5.00 - 5.80%	5.30 - 6.00%	N/A	N/A	N/A
Initial health care cost trend rate	N/A	N/A	N/A	5.00%	5.00%	5.00%
Ultimate health care cost trend rate	N/A	N/A	N/A	4.50%	5.00%	5.00%
Year that the ultimate trend rate is reached	N/A	N/A	N/A	2023	2020	2019
			Pension Plans		OPEB Plan
Weighted average assumptions used to determine benefit obligation at December 31:			2021	2020	2021	2020
Discount rate for benefit obligation			2.79-2.83%	2.41-2.48%	2.94%	2.65%
Initial health care cost trend rate			N/A	N/A	4.75%	5.00%
Ultimate health care cost trend rate			N/A	N/A	4.50%	4.50%
Year that the ultimate trend rate is reached			N/A	N/A	2023	2023

Schedule of Accumulated and Projected Benefit Obligations
	Pension Plans		OPEB Plan
(In thousands)	2021	2020	2021	2020
Projected benefit obligation	$851,471	$914,353	$159,958	$179,210
Accumulated benefit obligation	851,471	914,353	159,958	179,210
Fair value of plan assets	860,484	878,785	-	-

Schedule of employer contribution to benefit plan
(In thousands)	2022
Pension Plans	$227
OPEB Plan	$5,971

Schedule of expected benefit payments
(In thousands)	Pension Plans	OPEB Plan
2022	$48,339	$5,971
2023	45,409	6,117
2024	45,598	6,293
2025	45,742	6,458
2026	45,824	6,667
2027 - 2031	226,642	35,807

Schedule Of Breakdown Postretirement Health Care Benefit Plan Liabilities
	Pension Plans		OPEB Plan
(In thousands)	2021	2020	2021	2020
Non-current assets	$17,792	$-	$-	$-
Current liabilities	227	229	5,959	6,328
Non-current liabilities	8,552	35,339	153,999	172,882